INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 671,778,888	$ 659,631,543
Additions	9,132,555	12,037,293
Amortization	(5,045,230)	(4,396,686)
Impairment	(1,627,000)
Other increases (decreases)	21,687,352	(4,506,738)
Ending balance	695,926,565	671,778,888
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	644,233,416	640,056,747
Impairment	(1,627,000)
Other increases (decreases)	22,270,684	(4,176,669)
Ending balance	664,877,100	644,233,416
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	20,763,351	13,064,962
Additions	8,984,225	12,020,412
Amortization	(4,857,341)	(4,208,798)
Other increases (decreases)	(1,183,385)	113,225
Ending balance	23,706,850	20,763,351
Water rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	439,102	422,221
Additions	148,330	16,881
Ending balance	587,432	439,102
Trademarks indefinite useful life (2)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	5,741,054	5,297,760
Other increases (decreases)	600,053	(443,294)
Ending balance	6,341,107	5,741,054
Trademarks definite useful life (3)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	593,990	781,878
Amortization	(187,889)	(187,888)
Ending balance	406,101	593,990
Others.
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	7,975	7,975
Ending balance	$ 7,975	$ 7,975